Environment - Summary of Environmental Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Environmental Expenses [Line Items]
Disbursement amount	$ 56,917	$ 18,817	$ 6,905
Capitalized amount	43,075	8,046	1,717
Expense amount	15,311	10,772	5,222
Future disbursement amount	560	11,693	2,656
Total disbursements	57,477	30,510	9,561
Amount of prior period disbursement		29,499
Pehuenche [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount	5	45	41
Expense amount	5	45	41
Future disbursement amount			41
Total disbursements	5	45	82
Amount of prior period disbursement		45
Pehuenche [Member] | Materials Environment [Member]
Environmental Expenses [Line Items]
Disbursement amount			11
Expense amount			11
Future disbursement amount			11
Total disbursements			22
Pehuenche [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursement amount	9,066	6
Expense amount	9,066	6
Future disbursement amount	528
Total disbursements	9,594	6
Amount of prior period disbursement		12,898
Pehuenche [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursement amount	5	7	1
Expense amount	5	7	1
Future disbursement amount			1
Total disbursements	5	7	2
Amount of prior period disbursement		7
Enel Distribucion Chile S.A. [Member] | Vegetation Control In at Networks [Member]
Environmental Expenses [Line Items]
Disbursement amount			1,825
Expense amount			1,825
Total disbursements			1,825
Enel Distribucion Chile S.A. [Member] | Vegetation Control in Networks Mt/Bt [Member]
Environmental Expenses [Line Items]
Disbursement amount	104	3,762
Capitalized amount	104
Expense amount		3,762
Future disbursement amount	11	9,136
Total disbursements	115	12,898
Amount of prior period disbursement		11
Enel Distribucion Chile S.A. [Member] | Improvements in the Network M T/Bt [Member]
Environmental Expenses [Line Items]
Disbursement amount	1	649	275
Capitalized amount			275
Expense amount	1	649
Future disbursement amount	1
Total disbursements	2	649	275
Amount of prior period disbursement		2
Enel Distribucion Chile S.A. [Member] | Urban Tree Planting Project [Member]
Environmental Expenses [Line Items]
Future disbursement amount	7	11
Total disbursements	7	11
Amount of prior period disbursement		7
Enel Distribucion Chile S.A. [Member] | Waste Recovery Initiative [Member]
Environmental Expenses [Line Items]
Future disbursement amount		2
Total disbursements		2
Enel Distribucion Chile S.A. [Member] | Asbestos Storage Project [Member]
Environmental Expenses [Line Items]
Future disbursement amount		7
Total disbursements		7
Enel Distribucion Chile S.A. [Member] | MA Space In The CEO [Member]
Environmental Expenses [Line Items]
Future disbursement amount		13
Total disbursements		13
Enel Distribucion Chile S.A. [Member] | SEF Standardization Project (CAPEX) [Member]
Environmental Expenses [Line Items]
Disbursement amount			762
Capitalized amount			762
Total disbursements			762
Enel Generacin Chile S.A. [Member] | Environmental Expenses, Adaptations And Certifications, Thermal Power Plants (TP) [Member]
Environmental Expenses [Line Items]
Disbursement amount		1,612	1,399
Capitalized amount		450	519
Expense amount	442	1,162	879
Future disbursement amount		948	733
Total disbursements		2,560	2,132
Amount of prior period disbursement		462
Enel Generacin Chile S.A. [Member] | Environmental Expenses, And Certifications, Coal Power Plants (CP) [Member]
Environmental Expenses [Line Items]
Disbursement amount	247	10,135	700
Capitalized amount		7,596	125
Expense amount	247	2,539	574
Future disbursement amount		1,576	1,442
Total disbursements	247	11,711	2,142
Amount of prior period disbursement		401
Enel Generacin Chile S.A. [Member] | Environmental Expenses, Hydroelectric Power Plants (HP) [Member
Environmental Expenses [Line Items]
Disbursement amount		401	171
Expense amount	48	401	171
Future disbursement amount			428
Total disbursements		401	599
Enel Generacin Chile S.A. [Member] | Waste Recovery Initiative [Member]
Environmental Expenses [Line Items]
Future disbursement amount	13
Total disbursements	13
Amount of prior period disbursement		13
Enel Generacin Chile S.A. [Member] | Asbestos Storage Project [Member]
Environmental Expenses [Line Items]
Disbursement amount	39,765
Capitalized amount	38,754
Expense amount	1,011
Total disbursements	39,765
Amount of prior period disbursement		11,711
Enel Generacin Chile S.A. [Member] | MA Space In The CEO [Member]
Environmental Expenses [Line Items]
Disbursement amount	6,850
Capitalized amount	4,217
Expense amount	2,633
Total disbursements	6,850
Amount of prior period disbursement		2,560
Enel Green Power Chile S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount		462	109
Expense amount		462	109
Total disbursements		462	109
Enel Green Power Chile S.A. [Member] | Wildlife Monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount			120
Expense amount			120
Total disbursements			120
Enel Green Power Chile S.A. [Member] | Archaeological monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount			44
Expense amount			44
Total disbursements			44
Enel Green Power Chile S.A. [Member] | Household Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursement amount		23
Expense amount		23
Total disbursements		23
Enel Green Power Chile S.A. [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Disbursement amount			69
Expense amount			69
Total disbursements			69
Enel Green Power Chile S.A. [Member] | Rent Or Vehicle Expenses [Member]
Environmental Expenses [Line Items]
Disbursement amount	32	9	50
Expense amount	32	9	50
Total disbursements	32	9	50
Enel Green Power Chile S.A. [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursement amount		631
Expense amount	463	631
Total disbursements		631
Amount of prior period disbursement		35
Enel Green Power Chile S.A. [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursement amount		41	23
Expense amount	272	41	23
Total disbursements		41	23
Amount of prior period disbursement		23
Enel Green Power Chile S.A. [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursement amount		53	26
Expense amount	5	53	26
Total disbursements		53	26
Amount of prior period disbursement		205
Enel Green Power Chile S.A. [Member] | Removal Of Hazardous And Non-hazardous Waste [Member]
Environmental Expenses [Line Items]
Expense amount	107
Enel Green Power Chile S.A. [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursement amount			27
Expense amount			27
Total disbursements			27
Enel Green Power Chile S.A. [Member] | Outsourced Services [Member]
Environmental Expenses [Line Items]
Disbursement amount		35	99
Expense amount	132	35	99
Total disbursements		35	99
Amount of prior period disbursement		11
Enel Green Power Chile S.A. [Member] | Travel Environment [Member]
Environmental Expenses [Line Items]
Disbursement amount		132
Expense amount		132
Total disbursements		132
Enel Green Power Chile S.A. [Member] | Permitting Framework Agreement [Member]
Environmental Expenses [Line Items]
Disbursement amount			129
Expense amount			129
Total disbursements			129
Enel Green Power Chile S.A. [Member] | Domestic Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursement amount			7
Expense amount			7
Total disbursements			7
Enel Green Power Chile S.A. [Member] | Legal Requirements Contract [Member]
Environmental Expenses [Line Items]
Disbursement amount		205	32
Expense amount		205	32
Total disbursements		205	32
Enel Green Power Chile S.A. [Member] | Bird Collision Monitoring Contract [Member]
Environmental Expenses [Line Items]
Disbursement amount	4	11	462
Expense amount	4	11	462
Total disbursements	4	11	462
Amount of prior period disbursement		5
Geotermica del Norte SA [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount		67	16
Expense amount		67	16
Total disbursements		67	16
Geotermica del Norte SA [Member] | Noise Monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount			36
Expense amount			36
Total disbursements			36
Geotermica del Norte SA [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Disbursement amount			19
Expense amount			19
Total disbursements			19
Geotermica del Norte SA [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursement amount	70	388
Expense amount	70	388
Total disbursements	70	388
Amount of prior period disbursement		67
Geotermica del Norte SA [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursement amount			328
Expense amount			328
Total disbursements			328
Geotermica del Norte SA [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursement amount	56	5	10
Expense amount	56	5	10
Total disbursements	56	5	10
Geotermica del Norte SA [Member] | Removal Of Hazardous And Non-hazardous Waste [Member]
Environmental Expenses [Line Items]
Disbursement amount	667
Expense amount	667
Total disbursements	667
Amount of prior period disbursement		631
Geotermica del Norte SA [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursement amount			1
Expense amount			1
Total disbursements			1
Geotermica del Norte SA [Member] | Outsourced Services [Member]
Environmental Expenses [Line Items]
Disbursement amount			36
Capitalized amount			36
Expense amount			36
Total disbursements			36
Geotermica del Norte SA [Member] | Permitting Framework Agreement [Member]
Environmental Expenses [Line Items]
Disbursement amount	9	20	1
Expense amount	9	20	1
Total disbursements	9	20	1
Amount of prior period disbursement		12
Parque Eolico Talinay Oriente S.A. [Member] | Materials Environment [Member]
Environmental Expenses [Line Items]
Disbursement amount	9
Expense amount	9
Total disbursements	9
Amount of prior period disbursement		33
Parque Eolico Talinay Oriente S.A. [Member] | Household Waste Removal (Payment Municipal Retreat) [Member]
Environmental Expenses [Line Items]
Disbursement amount	2	21
Expense amount	2	22
Total disbursements	2	21
Parque Eolico Talinay Oriente S.A. [Member] | Household Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursement amount		23
Expense amount		23
Total disbursements		23
Parque Eolico Talinay Oriente S.A. [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Disbursement amount			19
Expense amount			19
Total disbursements			19
Parque Eolico Talinay Oriente S.A. [Member] | Water Analysis One [Member]
Environmental Expenses [Line Items]
Disbursement amount			7
Expense amount			7
Total disbursements			7
Parque Eolico Talinay Oriente S.A. [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursement amount		33	1
Expense amount		33	1
Total disbursements		33	1
Parque Eolico Talinay Oriente S.A. [Member] | Campaigns and Studies One [Member]
Environmental Expenses [Line Items]
Disbursement amount			7
Expense amount			7
Total disbursements			7
Parque Eolico Talinay Oriente S.A. [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursement amount		29	1
Expense amount		29	1
Total disbursements		29	1
Parque Eolico Talinay Oriente S.A. [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursement amount	8	12
Expense amount	8	12
Total disbursements	8	$ 12
Parque Eolico Talinay Oriente S.A. [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursement amount			1
Expense amount			1
Total disbursements			1
Parque Eolico Talinay Oriente S.A. [Member] | Environmental monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount	17
Expense amount	17
Total disbursements	$ 17
Parque Eolico Talinay Oriente S.A. [Member] | Domestic Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursement amount			14
Expense amount			14
Total disbursements			14
Parque Eolico Talinay Oriente S.A. [Member] | Bird Collision Monitoring Contract [Member]
Environmental Expenses [Line Items]
Disbursement amount			26
Expense amount			26
Total disbursements			$ 26